U.S.
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.       Name and address of issuer:        Seligman Municipal Series Trust
                                            100 Park Avenue
                                            New York, NY 10017

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                [     X      ]


3.       Investment Company Act File Number:         811-4250

         Securities Act File Number:                 2-92569

4(a).    Last day of fiscal year for which this notice is filed: 09/30/00

4(b). Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                                                [              ]

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    Check box if this is the last time the issuer will be filing this Form.
                                                                [              ]

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5. Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year pursuant  to section 24 (f):                  $ 29,762,446

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                           $ (51,002,599)

         (iii)    Aggregate price of securities  redeemed or repurchased  during any PRIOR  fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:                  $ -0-

         (iv)     Total available redemption credits (add
                  Items 5(ii) and 5(iii):                                       $ (51,002,599)

         (v)      Net Sales - if Item 5(i) is greater than                      $ -0-
                  Item 5(iv), subtract Item 5(iv) from
                  Item 5(i):


        (vi)     Redemption  credits  available for use in future years (If
                 Item 5(i) is less than Item 5(iv), subtract Item 5(iv) from
                 Item 5(i):                                                     $ (21,240,153)

        (vii)    Multiplier for determining registration
                 fee (See Instruction C.9):                                     x  .000264

        (viii)   Registration fee due (multiply Item 5(v)
                 by Item 5(vii) (enter "0" if no fee is due):                   $ -0-
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6.       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
         here:                                                       [  - 0 -  ]

         If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer
         in future fiscal years, then state that number here:        [  - 0 -  ]

7.       Interest due -- if this form is being filed more than 90 days after
         the end of the issuer's fiscal year (see Instruction D):         $ -0-

8.       Total of the amount of the registration fee due plus any interest
         due (line 5(viii) plus line 7):                           $ 0.00
                                                                  ========

9.       Date the registration fee and interest payment was sent to the
         Commission's lockbox depository:                        12/22/00

         Method of delivery         [     ]Wire Transfer
                                    [     ]Mail or other means

                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)




                                       /S/
                                 Lawrence P. Vogel
                                    Treasurer
Date: December 18, 2000